united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2018 Market Commentary

“Maintain a Steady Course in Spite of Volatile Markets and Politics”

The 2nd quarter 2018 returns for each TOPS portfolio were modestly positive, which basically offset their slight Q1 declines. Year to date returns for the portfolios range from -0.7% to +0.9%, with more aggressive TOPS portfolios outperforming those with smaller equity allocations. Due to the steady equity market advances in the second half of 2017, trailing twelve-month results are still solidly positive.

After discussing year to date financial market results, we will address a few questions that may prove important to TOPS portfolio strategies in 2018, including:

1)	Are we experiencing a classic stock market “Wall of Worry” or are fundamentals worsening?

2)	Will the Fed invert the yield curve?

3)	Why are Emerging Markets lagging US stocks and bonds?

2nd Quarter and Year to Date Market Review

Domestic equities rebounded to post positive returns in Q2, after significant volatility and price declines in Q1. The US Dollar also reversed direction and was partly responsible for declining prices for international equities. Equity index leaders for Q2 included US REITS +8.9%, S&P Small Cap 600 +8.8%, NASDAQ 100 +7.3%, S&P 500 Growth +5.2%, Natural Resources +5.5%, S&P Mid Cap 400 +4.3% and S&P 500 +3.4%. Laggards included FTSE Emerging Markets -8.4%, Global ex-US REITS -2.8%, FTSE All World ex-US (Developed International) -2.7%, and FTSE All World ex-US Small Cap -1.8%.

The year to date relative performance of the equity indexes we follow was like that of Q2. Domestic equities led the way, with NASDAQ 100 +10.7%, S&P Small Cap 600 +9.4%, S&P 500 Growth +7.3%, S&P Mid Cap 400 +3.5%, Natural Resources +3.3% and S&P 500 +2.6%. In the negative column so far this year, we find FTSE Emerging Markets -7.2%, Global ex-US REITS -3.1%, FTSE All World ex-US (Developed International) -3.8% and FTSE All World ex-US Small Cap -2.5%.

Although the Fed bumped its Fed Funds rate another 0.25% higher in June to a target of 1.75% - 2.00%, the US Treasury 10-year bond yield only increased 0.11% to 2.85% during the second quarter. Overall, the Barclays US Aggregate Bond index was -0.2% for Q2 as weakness in Investment Grade Corporate Bonds (-1.4%) offset positive returns for shorter term bond indexes such as 3-Year TIPS +0.5% and short term High Yield Corporates +1.3%. The JP Morgan EM Local Currency Bond index fell -10.9%, as it was hit hard by emerging markets currency weakness and investor fears of the impact of potential trade wars. The Hedged Total International Bond index (developed economy bonds) returned +0.4%.

First half bond market returns were led by Hedged Total International Bond index +1.4%, Investment Grade Floating Rate Bonds +1.2% and shorter-term TIPS +0.5%. The Barclays US Aggregate Bond Index recorded a decline of -1.6% and investment grade corporate bonds were largely responsible as they returned -4.3%.

Is This a Classic “Wall of Worry” or are Fundamentals Worsening?

One of the enduring financial market maxims is “Bull Markets climb a Wall of Worry”. As investment icon Sir John Templeton famously stated, “Bull Markets are born in pessimism, grow on skepticism, mature on optimism and die on euphoria.” The current Bull Market was certainly born in pessimism in March 2009, as many observers feared a global Depression was underway. The skeptics have not been appeased by steady increases to record highs for GDP, earnings (EPS) and dividends. Instead, they call the markets’ robust performance (the S&P 500 has gained over 300%) a delusion created by Central Bank policies and hyped by overvaluation.

In our opinion, the primary drivers of the 2009-2018 Bull Market have been the fundamental elements: earnings and dividend growth, accompanied by modest inflation and low bond yields. With no recession in sight, the risk of an EPS reversal is small currently. Although the Consumer Price Index (CPI) is bumping up against the Fed’s 2% target rate, concern that inflation is about to surge seems overstated. Despite a 3.9% unemployment rate, wage growth remains contained and commodity prices remain well below cycle highs reached earlier in this decade. In sum, the fundamentals still appear solid.

While our analysis suggests valuations are somewhat above average, they are far from euphoric for the broader market. There are always segments of the market that are more overvalued and in the current cycle, the NASDAQ 100 and S&P 500 Growth market-leading returns noted above are being driven by the FAANG stocks (Facebook, Amazon, Apple, Netflix and Google). The overall valuation of these and other technology/consumer discretionary stocks is a worry for many observers. We will not argue that point, but a correction in the FAANGs would not necessarily cause the prices of more moderately valued stocks to plunge. Likewise, earnings growth among the FAANGS remains high.

It appears to us the overall US stock market seems stuck in the skepticism/optimism segment of Templeton’s Bull Market sequence. This is partially explained by the presence of a few dangerous worries.

First, the Fed is not as “friendly” as the beginning of the Bull Market. The Fed Funds increase in June was the 7th in this cycle and the Fed is gradually shrinking its bloated $4 trillion balance sheet. Quiescent US inflation and competition from ultra-low global bond yields continue to suppress the US 10-year Treasury Bond (10UST) yield. The yield curve hasn’t inverted yet but has flattened significantly.

Second, geopolitical issues are an additional rational worry for investors. War, terrorism, nuclear weapons and cybersecurity issues are regular features of media headlines, but so far these worries have not translated into measurable economic or financial market impacts.

Third, the consensus belief in early 2018 was that every major economy was expanding at once, creating a synchronized wave of growth which would create jobs and business investment. The optimism for a positive global feedback loop of growing business confidence leading to more hiring and improved consumer spending has since turned sour. The primary reason is our fourth worry, the risk of a trade war sparked by the US.

Few observers would argue with US Secretary of Commerce Wilbur Ross’s statement “The Chinese are protectionists dressed in free market clothing.” China’s well-documented theft of intellectual property also adds to tensions. If President Trump gathered a global coalition aimed solely at China’s unfair trading practices, investors might not be too worried. However, his apparent belief US trade deficits should be eliminated with all countries has led to greater worries: elimination of NAFTA and tit-for-tat tariff fights with our allies that could escalate into a devastating global trade war. Although few of us experienced the Great Depression of the 1930s, politicians and investors are keenly aware of the role a trade war played in that debacle. The markets are very worried about this and have punished Emerging Market stocks and bonds as a result.

Will the Fed Invert the Yield Curve?

The Fed’s recent actions have helped to flatten the yield curve, which obviously increases the risk of yield curve inversion (short interest rates higher than longer term bond yields). However, the Fed has to balance this reality with their dual mandate of maximizing employment and stabilizing prices. Fortunately, current unemployment rates in the United States are even better than the Fed’s definition of full employment. Likewise, inflation has barely reached the Fed’s 2% target, so is not an immediate risk.

One might think this would be an appropriate time for the Fed to pause, as their dual mandate seems under control, but they have the self-imposed task of getting the Fed Fund’s rate back to the “neutral rate” of about 3%. Unless the 10UST yield sustains a break-out above 3% for the first time in nearly a decade, the yield curve would then invert. Historically, inverted curves are a very good indicator of economic recessions, as Fed data shows inversions occurred before each of the seven recessions since 1969 with an average lead time of 11 months. The Fed is aware of this history. Likewise, period of Fed rate hikes to typically lead to a flattening yield curve. However, investors are mindful that policy errors are not unheard of as economic cycles near their end.

If the Fed succeeds in dampening inflation risks and the typical excesses seen as expansions age, the longer-term benefit to stocks could be great. However, if the Fed pauses on the path to higher Fed Funds to avoid inverting the curve, inflation could accelerate and animal spirits surge. The inflation genie is very difficult to get back into the bottle and steadily rising inflation would impact the financial markets and our TOPS portfolio strategies.

Bottom line: The Fed will probably continue to tighten but if the 10UST yield continues to gradually rise toward 3.5%, an inverted yield curve would be a few years away. Further, the Fed has started to communicate that an inverted yield curve is no longer a strong indicator of recession, trying to ease the tension on the situation.

Why are Emerging Markets Lagging US Stocks and Bonds?

Emerging Markets (EM) stocks and bonds were TOPS portfolio leaders in 2017 and Q1 2018 but were hit hard in Q2 and are now lagging year to date. The short-term explanation is straightforward: the US Dollar (USD) was weak until the Trade War rhetoric heated up and it is now rallying. Emerging Markets currencies are very vulnerable to USD rallies. Much sovereign and corporate EM debt is USD-denominated, and thus more difficult to pay back when local currencies sink. Also, EM governments may increase interest rates to defend their currencies which increases the pressure on EM earnings.

EM stocks currently trade at an above-average valuation discount to US stocks because investors are discounting more unwelcome news, such as tariffs, trade wars, and continued Federal Reserve rate hikes. Unless current trends shift, EM stocks and bonds will struggle to rally.

However, longer term these countries are indispensable to the global economy and its future. They already represent a substantial amount of people, economic activity, and stock market value. They also have younger populations and better economic growth outlooks. Likewise, currencies cycle over time and emerging market stocks and local currency bonds will receive another currency boost when the USD weakens again.

Perhaps one of the biggest drivers of long term investment performance is how investors handle underperforming assets in their portfolio. A disciplined, long term strategy mandates patience and a willingness to hold through periods of underperformance. Those who follow this course currently with emerging markets stocks are likely to be rewarded in the future.

Portfolio Strategies

The TOPS strategy for managing globally diversified portfolios is to optimize risk-adjusted return for our investors through this long market cycle. We are watching the Wall of Worry closely for signs of worsening fundamentals. We are also closely monitoring the Fed but believe a potential yield curve inversion is unlikely for several quarters. Lastly, the longer-term rationale for our EM allocation remains in place and we believe all available information has already been priced in, so we do not anticipate any changes to it at this time.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400®measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600®measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds , government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high- yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

7269-NLD-07/24/2018

TOPS® Aggressive Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Aggressive Growth ETF Portfolio
Class 1	0.94%	11.95%	10.17%	8.04%	N/A
Class 2	0.81%	11.63%	9.79%	7.82%	N/A
Investor Class	0.69%	10.81%	N/A	N/A	8.03%
S&P 500 Total Return Index ****	2.65%	14.37%	13.42%	12.64%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.34%, 0.59%, and 0.84%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	97.5%
Other Assets and Liabilities/Cash & Cash Equivalents	2.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Balanced ETF Portfolio
Class 1	(0.56)%	5.23%	5.62%	5.16%	N/A
Class 2	(0.66)%	4.98%	5.22%	4.80%	N/A
Investor Class	(0.69)%	4.63%	N/A	N/A	4.42%
S&P 500 Total Return Index ****	2.65%	14.37%	13.42%	12.64%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.38%, 0.63%, and 0.88%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	49.8%
Debt Funds	48.1%
Other Assets and Liabilities/Cash & Cash Equivalents	2.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Conservative ETF Portfolio
Class 1	0.08%	3.67%	3.62%	3.84%	N/A
Class 2	(0.08)%	3.41%	3.34%	3.59%	N/A
Investor Class	(0.08)%	3.29%	N/A	N/A	3.16%
S&P 500 Total Return Index ****	2.65%	14.37%	13.42%	12.64%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.40%, 0.65%, and 0.90%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Debt Funds	68.0%
Equity Funds	30.0%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Growth ETF Portfolio
Class 1	0.46%	10.22%	8.57%	8.37%	N/A
Class 2	0.33%	9.93%	8.30%	8.03%	N/A
Investor Class	0.30%	9.15%	N/A	N/A	6.97%
S&P 500 Total Return Index ****	2.65%	14.37%	13.42%	12.64%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.37%, 0.62%, and 0.87%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	84.5%
Debt Funds	13.0%
Other Assets and Liabilities/Cash & Cash Equivalents	2.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Moderate Growth ETF Portfolio
Class 1	0.16%	7.81%	7.03%	6.06%	N/A
Class 2	0.00%	7.47%	6.79%	5.78%	N/A
Investor Class	0.00%	6.82%	N/A	N/A	5.55%
S&P 500 Total Return Index ****	2.65%	14.37%	13.42%	12.64%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.38%, 0.63%, and 0.88%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	64.5%
Debt Funds	33.1%
Other Assets and Liabilities/Cash & Cash Equivalents	2.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.5%
	EQUITY FUNDS - 97.5%
11,986	FlexShares Global Upstream Natural Resources Index Fund	$406,206
4,109	Invesco MSCI Global Timber ETF	133,255
9,446	iShares Core S&P Mid-Cap ETF	1,839,892
18,792	iShares Core S&P Small-Cap ETF	1,568,380
14,887	SPDR Portfolio S&P 500 Growth ETF	522,980
17,916	SPDR Portfolio S&P 500 Value ETF	530,851
3,413	Vanguard FTSE All World ex-US Small-Cap ETF	393,894
48,621	Vanguard FTSE All-World ex-US ETF	2,520,513
26,118	Vanguard FTSE Emerging Markets ETF	1,102,180
4,480	Vanguard Global ex-U.S. Real Estate ETF	260,198
3,318	Vanguard Real Estate ETF	270,251
13,225	Vanguard S&P 500 ETF	3,299,770
1,896	WisdomTree Emerging Markets SmallCap Dividend Fund	90,420
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,144,961)	12,938,790

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
322,638	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $322,638)	322,638

	TOTAL INVESTMENTS - 99.9% (Cost - $12,467,599)	$13,261,428
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	12,682
	TOTAL NET ASSETS - 100.0%	$13,274,110

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 48.1%
38,511	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$935,817
7,232	iShares iBoxx $ High Yield Corporate Bond ETF +	615,299
10,913	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,250,302
20,200	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	621,150
25,781	SPDR Portfolio Short Term Corporate Bond ETF	777,555
27,147	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	462,042
19,909	Vanguard Intermediate-Term Treasury ETF	1,247,299
6,044	Vanguard Mortgage-Backed Securities ETF	310,722
19,129	Vanguard Short-Term Inflation-Protected Securities ETF	934,452
2,585	Vanguard Short-Term Treasury ETF	154,893
2,827	Vanguard Total International Bond ETF	154,665
		7,464,196
	EQUITY FUNDS - 49.8%
4,647	FlexShares Global Upstream Natural Resources Index Fund	157,487
4,781	Invesco MSCI Global Timber ETF	155,048
3,143	iShares Core S&P Mid-Cap ETF	612,194
7,303	iShares Core S&P Small-Cap ETF	609,508
8,672	SPDR Portfolio S&P 500 Growth ETF	304,647
36,481	SPDR Portfolio S&P 500 Value ETF	1,080,932
1,514	Vanguard Energy ETF	159,091
2,648	Vanguard FTSE All World ex-US Small-Cap ETF	305,606
23,955	Vanguard FTSE All-World ex-US ETF	1,241,827
14,727	Vanguard FTSE Emerging Markets ETF	621,479
7,944	Vanguard Global ex-U.S. Real Estate ETF	461,388
1,174	Vanguard Materials ETF	154,451
5,792	Vanguard Real Estate ETF	471,758
5,568	Vanguard S&P 500 ETF	1,389,272
		7,724,688
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,050,536)	15,188,884

	SHORT-TERM INVESTMENTS - 6.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
629,184	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	629,184

	MONEY MARKET FUND - 2.4%
368,235	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (b)	368,235

	TOTAL SHORT TERM INVESTEMENTS (Cost - $997,419)	997,419

	TOTAL INVESTMENTS - 104.3% (Cost - $16,047,955)	$16,186,303
	OTHER ASSETS AND LIABILITIES - NET - (4.3)%	(662,638)
	TOTAL NET ASSETS - 100.0%	$15,523,665

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $616,745 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $629,184.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
34,302	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$833,539
1,214	iShares iBoxx $ High Yield Corporate Bond ETF +	103,287
6,364	iShares iBoxx $ Investment Grade Corporate Bond ETF	729,123
3,121	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	310,633
4,107	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	417,066
20,326	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	625,025
31,047	SPDR Portfolio Short Term Corporate Bond ETF	936,378
12,188	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	207,440
11,626	Vanguard Intermediate-Term Treasury ETF	728,369
4,067	Vanguard Mortgage-Backed Securities ETF	209,084
17,050	Vanguard Short-Term Inflation-Protected Securities ETF	832,893
12,163	Vanguard Short-Term Treasury ETF	728,807
7,617	Vanguard Total International Bond ETF	416,726
		7,078,370
	EQUITY FUNDS - 30.0%
6,234	FlexShares Global Upstream Natural Resources Index Fund	211,270
2,124	iShares Core S&P Mid-Cap ETF	413,713
2,435	iShares Core S&P Small-Cap ETF	203,225
5,855	SPDR Portfolio S&P 500 Growth ETF	205,686
14,039	SPDR Portfolio S&P 500 Value ETF	415,976
891	Vanguard FTSE All World ex-US Small-Cap ETF	102,830
10,081	Vanguard FTSE All-World ex-US ETF	522,599
3,510	Vanguard Global ex-U.S. Real Estate ETF	203,861
2,578	Vanguard Real Estate ETF	209,978
2,493	Vanguard S&P 500 ETF	622,028
		3,111,166
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,159,656)	10,189,536

	SHORT-TERM INVESTMENTS - 2.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.0%
105,618	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	105,618

	MONEY MARKET FUND - 1.8%
183,745	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (b)	183,745

	TOTAL SHORT-TERM INVESTMENTS (Cost - $289,363)	289,363

	TOTAL INVESTMENTS - 100.8% (Cost - $10,449,019)	$10,478,899
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(85,072)
	TOTAL NET ASSETS - 100.0%	$10,393,827

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $103,530 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $105,618.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.5%
	DEBT FUNDS - 13.0%
17,770	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$431,811
7,508	iShares iBoxx $ High Yield Corporate Bond ETF +	638,781
3,776	iShares iBoxx $ Investment Grade Corporate Bond ETF	432,616
25,141	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	427,900
6,883	Vanguard Intermediate-Term Treasury ETF	431,220
4,194	Vanguard Mortgage-Backed Securities ETF	215,614
4,413	Vanguard Short-Term Inflation-Protected Securities ETF	215,575
		2,793,517
	EQUITY FUNDS - 84.5%
25,833	FlexShares Global Upstream Natural Resources Index Fund	875,480
6,643	Invesco MSCI Global Timber ETF	215,432
11,927	iShares Core S&P Mid-Cap ETF	2,323,141
20,071	iShares Core S&P Small-Cap ETF	1,675,126
24,039	SPDR Portfolio S&P 500 Growth ETF	844,490
28,960	SPDR Portfolio S&P 500 Value ETF	858,085
2,103	Vanguard Energy ETF	220,983
3,678	Vanguard FTSE All World ex-US Small-Cap ETF	424,478
74,210	Vanguard FTSE All-World ex-US ETF	3,847,046
27,674	Vanguard FTSE Emerging Markets ETF	1,167,843
10,863	Vanguard Global ex-U.S. Real Estate ETF	630,923
1,632	Vanguard Materials ETF	214,706
5,364	Vanguard Real Estate ETF	436,898
17,037	Vanguard S&P 500 ETF	4,250,902
2,189	WisdomTree Emerging Markets SmallCap Dividend Fund	104,394
		18,089,927
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,929,404)	20,883,444

	SHORT-TERM INVESTMENTS - 5.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
653,196	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	653,196

	MONEY MARKET FUND - 2.4%
510,278	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (b)	510,278

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,163,474)	1,163,474

	TOTAL INVESTMENTS - 102.9% (Cost - $21,092,878)	$22,046,918
	OTHER ASSETS AND LIABILITIES - NET - (2.9)%	(635,414)
	TOTAL NET ASSETS - 100.0%	$21,411,504

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $640,282 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $653,196.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.6%
	DEBT FUNDS - 33.1%
29,795	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$724,018
13,987	iShares iBoxx $ High Yield Corporate Bond ETF +	1,190,014
16,884	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,934,400
47,819	SPDR Portfolio Short Term Corporate Bond ETF	1,442,221
28,105	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	478,347
3,847	Vanguard Intermediate-Term Treasury ETF	241,014
9,376	Vanguard Mortgage-Backed Securities ETF	482,020
14,800	Vanguard Short-Term Inflation-Protected Securities ETF	722,980
8,032	Vanguard Short-Term Treasury ETF	481,277
4,391	Vanguard Total International Bond ETF	240,232
		7,936,523
	EQUITY FUNDS - 64.5%
21,658	FlexShares Global Upstream Natural Resources Index Fund	733,990
7,426	Invesco MSCI Global Timber ETF	240,825
9,677	iShares Core S&P Mid-Cap ETF	1,884,886
16,807	iShares Core S&P Small-Cap ETF	1,402,712
13,435	SPDR Portfolio S&P 500 Growth ETF	471,972
24,279	SPDR Portfolio S&P 500 Value ETF	719,387
2,351	Vanguard Energy ETF	247,043
4,112	Vanguard FTSE All World ex-US Small-Cap ETF	474,566
55,240	Vanguard FTSE All-World ex-US ETF	2,863,642
22,498	Vanguard FTSE Emerging Markets ETF	949,416
12,143	Vanguard Global ex-U.S. Real Estate ETF	705,265
1,824	Vanguard Materials ETF	239,965
5,996	Vanguard Real Estate ETF	488,374
16,207	Vanguard S&P 500 ETF	4,043,809
		15,465,852
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,657,122)	23,402,375

	SHORT-TERM INVESTMENTS - 7.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.1%
1,216,869	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	1,216,869

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	MONEY MARKET FUND - 2.3%
553,447	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (a)	$553,447

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,770,316)	1,770,316

	TOTAL INVESTMENTS - 105.0% (Cost - $24,427,438)	$25,172,691
	OTHER ASSETS AND LIABILITIES - NET - (5.0)%	(1,188,545)
	TOTAL NET ASSETS - 100.0%	$23,984,146

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $1,192,811 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $1,216,869.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
	ETF Portfolio		Portfolio		Portfolio
Assets:
Investments in securities, at cost	$12,467,599		$16,047,955		$10,449,019
Investments in securities, at value	$13,261,428		$16,186,303		$10,478,899
Receivable for securities sold	—		—		23,063
Receivable for Portfolio shares sold	13,791		525		48
Interest and dividends receivable	31,555		18,732		8,083
Receivable for securities lending income	—		463		85
Total Assets	13,306,774		16,206,023		10,510,178

Liabilities:
Collateral on securities loaned	—		629,184		105,618
Payable for Portfolio shares redeemed	10,305		90		2,890
Payable for securities purchased	17,609		48,286		5,499
Accrued investment advisory fees	1,095		1,275		861
Accrued distribution (12b-1) fees	2,560		2,248		622
Payable to related parties and administrative service fees	1,095		1,275		861
Total Liabilities	32,664		682,358		116,351
Net Assets	$13,274,110		$15,523,665		$10,393,827

Components of Net Assets:
Paid in capital	$11,155,856		$14,386,750		$9,878,737
Undistributed net investment income	249,990		348,018		236,915
Accumulated net realized gain on investments	1,074,435		650,549		248,295
Net unrealized appreciation on investments	793,829		138,348		29,880
Net Assets	$13,274,110		$15,523,665		$10,393,827

Class 1 Shares:
Net assets	$887,019		$4,578,900		$7,372,425
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	58,831		365,953		618,651

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.08		$12.51		$11.92

Class 2 Shares:
Net assets	$12,387,075		$10,941,732		$3,021,390
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	829,612		905,125		255,203

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.93		$12.09		$11.84

Investor Class Shares:
Net assets	$16		$3,033		$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		235		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.10	(a)	$12.89	(a)	$12.23	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2018 (Unaudited)

	Growth		Moderate
	ETF		Growth
	Portfolio		ETF Portfolio
Assets:
Investments in securities, at cost	$21,092,878		$24,427,438
Investments in securities, at value	$22,046,918		$25,172,691
Receivable for Portfolio shares sold	1,984		21,096
Interest and dividends receivable	45,700		43,277
Receivable for securities lending income	447		1,025
Total Assets	22,095,049		25,238,089

Liabilities:
Collateral on securities loaned	653,196		1,216,869
Payable for Portfolio shares redeemed	227		232
Payable for securities purchased	22,934		29,310
Accrued investment advisory fees	1,768		1,976
Accrued distribution (12b-1) fees	3,652		3,580
Payable to related parties and administrative service fees	1,768		1,976
Total Liabilities	683,545		1,253,943
Net Assets	$21,411,504		$23,984,146

Components of Net Assets:
Paid in capital	$18,213,520		$21,389,579
Undistributed net investment income	485,637		565,650
Accumulated net realized gain on investments	1,758,307		1,283,664
Net unrealized appreciation on investments	954,040		745,253
Net Assets	$21,411,504		$23,984,146

Class 1 Shares:
Net assets	$3,702,991		$6,648,069
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	240,150		535,465

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.42		$12.42

Class 2 Shares:
Net assets	$17,708,497		$17,336,064
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1,168,023		1,445,890

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.16		$11.99

Investor Class Shares:
Net assets	$16		$13
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.47	(a)	$13.15	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$123,561	$155,205	$94,577
Interest income	2,041	2,350	1,658
Securities lending income - net	425	2,593	509
Total Investment Income	126,027	160,148	96,744
Expenses:
Investment advisory fees	6,150	7,158	4,749
Distribution fees (12b-1) - Class 2 Shares	14,389	12,504	3,600
Related parties and administrative service fees	6,150	7,158	4,749
Total Expenses	26,689	26,820	13,098
Net Investment Income	99,338	133,328	83,646
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	579,090	408,474	104,142
	579,090	408,474	104,142

Net change in unrealized depreciation on investments	(596,636)	(622,528)	(186,100)
Net Realized and Unrealized Loss on Investments	(17,546)	(214,054)	(81,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,792	$(80,726)	$1,688

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$219,290	$245,481
Interest income	3,258	3,728
Securities lending income - net	3,272	6,262
Total Investment Income	225,820	255,471
Expenses:
Investment advisory fees	10,048	11,128
Distribution fees (12b-1) - Class 2 Shares	20,648	19,944
Related parties and administrative service fees	10,048	11,128
Total Expenses	40,744	42,200
Net Investment Income	185,076	213,271
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	876,244	702,087
	876,244	702,087

Net change in unrealized depreciation on investments	(1,026,788)	(932,145)
Net Realized and Unrealized Loss on Investments	(150,544)	(230,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,532	$(16,787)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2018	Year Ended		June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017		(Unaudited)	December 31, 2017

Increase in Net Assets:
From Operations:
Net investment income	$99,338	$150,745		$133,328	$214,717
Net realized gain on investments	579,090	527,410		408,474	316,666
Net change in unrealized appreciation (depreciation) on investments	(596,636)	954,602		(622,528)	521,570
Net increase (decrease) in net assets resulting from operations	81,792	1,632,757		(80,726)	1,052,953
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(8,192)		—	(51,817)
Class 2	—	(108,754)		—	(97,412)
Investor	—	(0	) (a)	—	(0	) (a)
Net Realized Gains:
Class 1	—	(5,220)		—	(31,031)
Class 2	—	(78,615)		—	(68,473)
Investor	—	(0	) (a)	—	(0	) (a)

Total distributions to shareholders	—	(200,781)		—	(248,733)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	163,598	444,862		692,876	2,480,405
Class 2	2,391,499	3,733,854		2,597,226	4,184,163
Investor	—	—		3,035	—
Reinvestment of distributions
Class 1	—	13,412		—	82,848
Class 2	—	187,369		—	165,885
Cost of shares redeemed
Class 1	(67,777)	(54,120)		(175,664)	(270,175)
Class 2	(489,315)	(1,945,558)		(856,564)	(3,424,735)
Net increase in net assets from share transactions of beneficial interest	1,998,005	2,379,819		2,260,909	3,218,391
Total increase in net assets	2,079,797	3,811,795		2,180,183	4,022,611

Net Assets:
Beginning of period	11,194,313	7,382,518		13,343,482	9,320,871
End of period	$13,274,110	$11,194,313		$15,523,665	$13,343,482
Undistributed net investment income at end of period	$249,990	$150,652		$348,018	$214,690

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2018	Year Ended	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	10,746	31,679	55,024	204,444
Shares Reinvested	—	959	—	6,808
Shares Redeemed	(4,449)	(3,856)	(13,988)	(22,068)
Net increase in shares of beneficial interest outstanding	6,297	28,782	41,036	189,184

Class 2
Shares Sold	159,677	270,308	213,758	355,301
Shares Reinvested	—	13,509	—	14,070
Shares Redeemed	(32,696)	(143,323)	(69,543)	(298,181)
Net increase in shares of beneficial interest outstanding	126,981	140,494	144,215	71,190

Investor Class
Shares Sold	—	—	234	—
Net increase in shares of beneficial interest outstanding	—	—	234	—

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2018	Year Ended		June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017		(Unaudited)	December 31, 2017

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$83,646	$153,298		$185,076	$300,634
Net realized gain on investments	104,142	179,722		876,244	946,728
Distributions of realized gains by underlying investment companies	—	26		—	—
Net change in unrealized appreciation (depreciation) on investments	(186,100)	158,045		(1,026,788)	1,268,091
Net increase in net assets resulting from operations	1,688	491,091		34,532	2,515,453
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(46,589)		—	(45,967)
Class 2	—	(17,094)		—	(163,633)
Investor	—	(0	) (a)	—	(0	) (a)
Net Realized Gains:
Class 1	—	—		—	(25,337)
Class 2	—	—		—	(100,867)
Investor	—	—		—	(0	) (a)

Total distributions to shareholders	—	(63,683)		—	(335,804)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,731,517	3,427,828		464,758	910,977
Class 2	673,057	1,251,760		3,794,345	7,084,003
Reinvestment of distributions
Class 1	—	46,589		—	71,304
Class 2	—	17,094		—	264,500
Cost of shares redeemed
Class 1	(312,170)	(1,840,782)		(69,371)	(645,459)
Class 2	(230,262)	(644,651)		(1,646,265)	(3,468,867)
Net increase in net assets from share transactions of beneficial interest	1,862,142	2,257,838		2,543,467	4,216,458
Total increase in net assets	1,863,830	2,685,246		2,577,999	6,396,107

Net Assets:
Beginning of period	8,529,997	5,844,751		18,833,505	12,437,398
End of period	$10,393,827	$8,529,997		$21,411,504	$18,833,505
Undistributed net investment income at end of period	$236,915	$153,269		$485,637	$300,561

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2018	Year Ended	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	145,479	296,161	29,542	63,096
Shares Reinvested	—	3,989	—	4,918
Shares Redeemed	(26,136)	(159,454)	(4,453)	(42,751)
Net increase in shares of beneficial interest outstanding	119,343	140,696	25,089	25,263

Class 2
Shares Sold	56,889	108,882	248,909	499,512
Shares Reinvested	—	1,470	—	18,523
Shares Redeemed	(19,434)	(55,405)	(108,565)	(248,681)
Net increase in shares of beneficial interest outstanding	37,455	54,947	140,344	269,354

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$213,271	$352,639
Net realized gain on investments	702,087	694,512
Net change in unrealized appreciation (depreciation) on investments	(932,145)	1,201,068
Net increase in net assets resulting from operations	(16,787)	2,248,219
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(74,708)
Class 2	—	(150,382)
Investor	—	(0	) (a)
Net Realized Gains:
Class 1	—	(16,519)
Class 2	—	(37,384)
Investor	—	(0	) (a)

Total distributions to shareholders	—	(278,993)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	651,315	2,791,953
Class 2	4,084,380	4,705,027
Reinvestment of distributions
Class 1	—	91,226
Class 2	—	187,767
Cost of shares redeemed
Class 1	(157,197)	(327,075)
Class 2	(1,029,683)	(3,368,502)
Net increase in net assets from share transactions of beneficial interest	3,548,815	4,080,396
Total increase in net assets	3,532,028	6,049,622

Net Assets:
Beginning of period	20,452,118	14,402,496
End of period	$23,984,146	$20,452,118
Undistributed net investment income at end of period	$565,650	$352,493

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	52,177	239,459
Shares Reinvested	—	7,692
Shares Redeemed	(12,581)	(27,320)
Net increase in shares of beneficial interest outstanding	39,596	219,831

Class 2
Shares Sold	338,438	410,987
Shares Reinvested	—	16,370
Shares Redeemed	(85,150)	(299,661)
Net increase in shares of beneficial interest outstanding	253,288	127,696

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$14.94		$12.69	$11.43	$12.52	$12.32	$10.05
Income (loss) from investment operations:
Net investment income (a) (b)	0.14		0.29	0.34	0.23	0.24	0.34
Net realized and unrealized gain (loss) on investments	(0.00	) (g)	2.32	1.18	(0.70)	0.38	2.04
Total income (loss) from investment operations	0.14		2.61	1.52	(0.47)	0.62	2.38
Less distributions from:
Net investment income	—		(0.22)	(0.14)	(0.14)	(0.13)	(0.09)
Net realized gain	—		(0.14)	(0.12)	(0.48)	(0.29)	(0.02)
Total distributions	—		(0.36)	(0.26)	(0.62)	(0.42)	(0.11)
Net asset value, end of period	$15.08		$14.94	$12.69	$11.43	$12.52	$12.32
Total return (c)	0.94	% (f)	20.70%	13.41%	(3.50)%	5.10%	23.68%
Ratios and Supplemental Data:
Net assets (in 000’s)	$887		$785	$302	$77	$83	$74
Ratio of expenses to average net assets (d)	0.20	% (e)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	1.87	% (e)	2.06%	2.81%	1.87%	1.92%	2.83%
Portfolio turnover rate	37	% (f)	44%	16%	11%	36%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$14.81		$12.60	$11.36	$12.45	$12.27	$10.09
Income (loss) from investment operations:
Net investment income (a) (b)	0.12		0.23	0.23	0.22	0.23	0.19
Net realized and unrealized gain (loss) on investments	(0.00	) (g)	2.31	1.25	(0.70)	0.36	2.09
Total income (loss) from investment operations	0.12		2.54	1.48	(0.48)	0.59	2.28
Less distributions from:
Net investment income	—		(0.19)	(0.12)	(0.13)	(0.12)	(0.08)
Net realized gain	—		(0.14)	(0.12)	(0.48)	(0.29)	(0.02)
Total distributions	—		(0.33)	(0.24)	(0.61)	(0.41)	(0.10)
Net asset value, end of period	$14.93		$14.81	$12.60	$11.36	$12.45	$12.27
Total return (c)	0.81	% (f)	20.31%	13.16%	(3.66)%	4.81%	22.63%
Ratios and Supplemental Data:
Net assets (in 000’s)	$12,387		$10,409	$7,081	$4,719	$2,986	$1,716
Ratio of expenses to average net assets (d)	0.45	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.59	% (e)	1.69%	1.94%	1.79%	1.83%	1.68%
Portfolio turnover rate	37	% (f)	44%	16%	11%	36%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$14.81		$13.44	$11.96	$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.28		0.23	0.23	0.22
Net realized and unrealized gain (loss) on investments	1.01		1.47	1.25	(1.09)
Total income (loss) from investment operations	1.29		1.70	1.48	(0.87)
Less distributions from:
Net investment income	—		(0.19)	—	—
Net realized gain	—		(0.14)	—	—
Total distributions	—		(0.33)	—	—
Net asset value, end of period	$16.10		$14.81	$13.44	$11.96
Total return (d)	0.69	% (h)	18.78%	12.37%	(6.78)%
Ratios and Supplemental Data:
Net assets, end of period (f)	$16		$15	$13	$12
Ratio of expenses to average net assets (e)	0.70	% (g)	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (e)	1.34	% (g)	1.44%	1.69%	1.54	% (g)
Portfolio turnover rate	37	% (h)	44%	16%	11%

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.58		$11.60	$10.93	$11.57	$11.72	$10.76
Income (loss) from investment operations:
Net investment income (a) (b)	0.13		0.30	0.40	0.21	0.25	0.16
Net realized and unrealized gain (loss) on investments	(0.19)		0.99	0.50	(0.50)	0.30	0.80
Total income (loss) from investment operations	(0.07)		1.29	0.90	(0.29)	0.55	0.96
Less distributions from:
Net investment income	—		(0.19)	(0.14)	(0.17)	(0.21)	—
Net realized gain	—		(0.12)	(0.09)	(0.18)	(0.49)	—
Total distributions	—		(0.31)	(0.23)	(0.35)	(0.70)	—
Net asset value, end of period	$12.51		$12.58	$11.60	$10.93	$11.57	$11.72
Total return (c)	(0.56	)% (g)	11.20%	8.22%	(2.38)%	4.76%	8.92%
Ratios and Supplemental Data:
Net assets (in 000’s)	$4,579		$4,086	$1,574	$22	$23	$12 (d)
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (e)	2.02	% (f)	2.43%	3.53%	1.87%	2.09%	1.47%
Portfolio turnover rate	43	% (g)	51%	32%	18%	21%	494%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.17		$11.23	$10.60	$11.23	$11.51	$10.69
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.24	0.22	0.19	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.19)		0.98	0.62	(0.49)	0.20	0.77
Total income (loss) from investment operations	(0.08)		1.22	0.84	(0.30)	0.40	0.97
Less distributions from:
Net investment income	—		(0.16)	(0.12)	(0.15)	(0.19)	(0.15)
Net realized gain	—		(0.12)	(0.09)	(0.18)	(0.49)	—
Total distributions	—		(0.28)	(0.21)	(0.33)	(0.68)	(0.15)
Net asset value, end of period	$12.09		$12.17	$11.23	$10.60	$11.23	$11.51
Total return (c)	(0.66	)% (f)	10.95%	7.91%	(2.56)%	3.54%	9.10%
Ratios and Supplemental Data:
Net assets (in 000’s)	$10,942		$9,257	$7,747	$5,174	$4,206	$3,622
Ratio of expenses to average net assets (d)	0.45	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.79	% (e)	2.04%	2.01%	1.69%	1.74%	1.80%
Portfolio turnover rate	43	% (f)	51%	32%	18%	21%	494%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.16		$11.76	$10.93	$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.01		0.24	0.23	0.07
Net realized and unrealized gain (loss) on investments	0.72		0.44	0.60	(0.49)
Total income (loss) from investment operations	0.73		0.68	0.83	(0.42)
Less distributions from:
Net investment income	—		(0.16)	—	—
Net realized gain	—		(0.12)	—	—
Total distributions	—		(0.28)	—	—
Net asset value, end of period	$12.89		$12.16	$11.76	$10.93
Total return (d)	(0.69	)% (h)	10.13%	7.59%	(3.70)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$3,033		$12	$12	$11
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.54	% (f)	1.79%	1.76%	1.44	% (f)
Portfolio turnover rate	43	% (h)	51%	32%	18%

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$11.91		$11.23	$10.70	$11.15	$11.07	$10.91
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.25	0.30	0.19	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.10)		0.53	0.36	(0.39)	0.05 (e)	0.32
Total income (loss) from investment operations	0.01		0.78	0.66	(0.20)	0.26	0.52
Less distributions from:
Net investment income	—		(0.10)	(0.13)	(0.17)	(0.05)	(0.22)
Net realized gain	—		—	—	(0.08)	(0.13)	(0.14)
Total distributions	—		(0.10)	(0.13)	(0.25)	(0.18)	(0.36)
Net asset value, end of period	$11.92		$11.91	$11.23	$10.70	$11.15	$11.07
Total return (c)	0.08	% (f)	7.00%	6.16%	(1.78)%	2.37%	4.81%
Ratios and Supplemental Data:
Net assets (in 000’s)	$7,372		$5,949	$4,026	$251	$64	$66
Ratio of expenses to average net assets (d)	0.20	% (e)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	1.84	% (e)	2.15%	2.66%	1.75%	1.87%	1.81%
Portfolio turnover rate	41	% (f)	56%	93%	31%	27%	166%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$11.85		$11.17	$10.63	$11.09	$11.03	$10.88
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.22	0.17	0.16	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.10)		0.54	0.45	(0.39)	0.06 (e)	0.33
Total income (loss) from investment operations	(0.01)		0.76	0.62	(0.23)	0.24	0.49
Less distributions from:
Net investment income	—		(0.08)	(0.08)	(0.15)	(0.05)	(0.20)
Net realized gain	—		—	—	(0.08)	(0.13)	(0.14)
Total distributions	—		(0.08)	(0.08)	(0.23)	(0.18)	(0.34)
Net asset value, end of period	$11.84		$11.85	$11.17	$10.63	$11.09	$11.03
Total return (c)	(0.08	)% (f)	6.83%	5.82%	(2.09)%	2.12%	4.57%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,021		$2,581	$1,819	$2,475	$2,489	$583
Ratio of expenses to average net assets (d)	0.45	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (c) (d)	1.57	% (e)	1.87%	1.58%	1.42%	1.62%	1.41%
Portfolio turnover rate	41	% (f)	56%	93%	31%	27%	166%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.84		$11.48	$10.86	$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.22	0.18	0.06
Net realized and unrealized gain (loss) on investments	0.30		0.24	0.44	(0.36)
Total income (loss) from investment operations	0.39		0.46	0.62	(0.30)
Less distributions from:
Net investment income	—		(0.10)	—	—
Total distributions	—		(0.10)	—	—
Net asset value, end of period	$12.23		$11.84	$11.48	$10.86
Total return (d)	(0.08	)% (h)	6.44%	5.71%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$12		$12	$11	$11
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (c) (e)	1.32	% (f)	1.62%	1.33%	1.17	% (f)
Portfolio turnover rate	41	% (h)	56%	93%	31%

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$15.35		$13.27	$12.21	$13.38	$13.19	$11.17
Income (loss) from investment operations:
Net investment income (a) (b)	0.16		0.30	0.29	0.33	0.28	0.25
Net realized and unrealized gain (loss) on investments	(0.09)		2.10	1.23	(0.91)	0.24	1.88
Total income (loss) from investment operations	0.07		2.40	1.52	(0.58)	0.52	2.13
Less distributions from:
Net investment income	—		(0.21)	(0.18)	(0.21)	(0.19)	(0.11)
Net realized gain	—		(0.11)	(0.28)	(0.38)	(0.14)	(0.00	) (c)
Total distributions	—		(0.32)	(0.46)	(0.59)	(0.33)	(0.11)
Net asset value, end of period	$15.42		$15.35	$13.27	$12.21	$13.38	$13.19
Total return (d)	0.46	% (g)	18.24%	12.60%	(4.09)%	3.94%	19.14%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,703		$3,302	$2,518	$1,832	$859	$824
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (e)	2.02	% (f)	2.10%	2.30%	2.47%	2.06%	2.03%
Portfolio turnover rate	40	% (g)	41%	16%	21%	21%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$15.11		$13.08	$12.05	$13.22	$13.05	$11.07
Income (loss) from investment operations:
Net investment income (a) (b)	0.14		0.28	0.26	0.25	0.24	0.23
Net realized and unrealized gain (loss) on investments	(0.09)		2.05	1.21	(0.85)	0.24	1.85
Total income (loss) from investment operations	0.05		2.33	1.47	(0.60)	0.48	2.08
Less distributions from:
Net investment income	—		(0.19)	(0.16)	(0.19)	(0.17)	(0.10)
Net realized gain	—		(0.11)	(0.28)	(0.38)	(0.14)	(0.00	) (c)
Total distributions	—		(0.30)	(0.44)	(0.57)	(0.31)	(0.10)
Net asset value, end of period	$15.16		$15.11	$13.08	$12.05	$13.22	$13.05
Total return (d)	0.33	% (g)	17.94%	12.32%	(4.34)%	3.66%	18.89%
Ratios and Supplemental Data:
Net assets (in 000’s)	$17,708		$15,532	$9,919	$6,490	$4,817	$4,108
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (e)	1.80	% (f)	1.97%	2.10%	1.91%	1.83%	1.90%
Portfolio turnover rate	40	% (g)	41%	16%	21%	21%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$15.11		$14.09	$12.62	$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.13		0.28	0.28	0.09
Net realized and unrealized gain (loss) on investments	1.23		1.04	1.19	(0.98)
Total income (loss) from investment operations	1.36		1.32	1.47	(0.89)
Less distributions from:
Net investment income	—		(0.19)	—	—
Net realized gain	—		(0.11)	—	—
Total distributions	—		(0.30)	—	—
Net asset value, end of period	$16.47		$15.11	$14.09	$12.62
Total return (d)	0.30	% (h)	16.23%	11.65%	(6.59)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$16		$15	$14	$13
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.55	% (f)	1.72%	1.85%	1.66	% (f)
Portfolio turnover rate	40	% (h)	41%	16%	21%

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.40		$11.02	$10.07	$11.12	$11.75	$10.52
Income (loss) from investment operations:
Net investment income (a) (b)	0.13		0.28	0.26	0.22	0.22	0.27
Net realized and unrealized gain (loss) on investments	(0.11)		1.30	0.82	(0.59)	0.22	1.12
Total income (loss) from investment operations	0.02		1.58	1.08	(0.37)	0.44	1.39
Less distributions from:
Net investment income	—		(0.16)	(0.07)	—	(0.28)	(0.12)
Net realized gain	—		(0.04)	(0.06)	(0.68)	(0.79)	(0.04)
Total distributions	—		(0.20)	(0.13)	(0.68)	(1.07)	(0.16)
Net asset value, end of period	$12.42		$12.40	$11.02	$10.07	$11.12	$11.75
Total return (c)	0.16	% (f)	14.38%	10.79%	(3.13)%	3.83%	13.25%
Ratios and Supplemental Data:
Net assets (in 000’s)	$6,648		$6,150	$3,041	$1,604	$129	$2,002
Ratio of expenses to average net assets (d)	0.20	% (e)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.06	% (e)	2.35%	2.50%	2.53%	1.83%	2.43%
Portfolio turnover rate	30	% (f)	43%	19%	37%	46%	80%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$11.99		$10.67	$9.77	$11.04	$11.69	$10.48
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.23	0.24	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.11)		1.27	0.78	(0.62)	0.18	1.15
Total income (loss) from investment operations	(0.00	) (g)	1.50	1.02	(0.41)	0.40	1.36
Less distributions from:
Net investment income	—		(0.14)	(0.06)	(0.18)	(0.26)	(0.11)
Net realized gain	—		(0.04)	(0.06)	(0.68)	(0.79)	(0.04)
Total distributions	—		(0.18)	(0.12)	(0.86)	(1.05)	(0.15)
Net asset value, end of period	$11.99		$11.99	$10.67	$9.77	$11.04	$11.69
Total return (c)	0.00	% (f)	14.11%	10.52%	(3.43)%	3.48%	13.02%
Ratios and Supplemental Data:
Net assets (in 000’s)	$17,336		$14,302	$11,362	$4,897	$2,765	$2,240
Ratio of expenses to average net assets (d)	0.45	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.86	% (e)	1.99%	2.34%	1.94%	1.91%	1.92%
Portfolio turnover rate	30	% (f)	43%	19%	37%	46%	80%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.98		$11.65	$10.63	$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.23	0.25	0.08
Net realized and unrealized gain (loss) on investments	1.05		0.28	0.77	(0.67)
Total income (loss) from investment operations	1.17	(i)	0.51	1.02	(0.59)
Less distributions from:
Net investment income	—		(0.14)	—	—
Net realized gain	—		(0.04)	—	—
Total distributions	—		(0.18)	—	—
Net asset value, end of period	$13.15		$11.98	$11.65	$10.63
Total return (d)	0.00	% (h)	12.31%	9.60%	(5.26)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$13		$12	$12	$11
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.61	% (f)	1.74%	2.09%	1.69	% (f)
Portfolio turnover rate	30	% (h)	43%	19%	37%

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer three classes of shares: Class 1 Shares, Class 2 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,938,790	$—	$—	$12,938,790
Short-Term Investment	322,638	—	—	322,638
Total	$13,261,428	$—	$—	$13,261,428

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,188,884	$—	$—	$15,188,884
Short-Term Investment	997,419	—	—	997,419
Total	$16,186,303	$—	$—	$16,186,303

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,189,536	$—	$—	$10,189,536
Short-Term Investment	289,363	—	—	289,363
Total	$10,478,899	$—	$—	$10,478,899

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,883,444	$—	$—	$20,883,444
Short-Term Investment	1,163,474	—	—	1,163,474
Total	$22,046,918	$—	$—	$22,046,918

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,402,375	$—	$—	$23,402,375
Short-Term Investment	1,770,316	—	—	1,770,316
Total	$25,172,691	$—	$—	$25,172,691

The Portfolios did not hold any Level 2 or Level 3 securities during the period ended June 30, 2018.

There were no transfers into or out of any level during the period ended June 30, 2018. It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Funds’ December 31, 2018 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

As of the period ended June 30, 2018, the Aggressive Growth ETF Portfolio did not hold any securities out on loan.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2018:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received	Net Amount of Assets

Balanced ETF Portfolio
Description:
Securities Loaned	$629,184	$—	$629,184	$—	$629,184	$—
Total	$629,184	$—	$629,184	$—	$629,184	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$105,618	$—	$105,618	$—	$105,618	$—
Total	$105,618	$—	$105,618	$—	$105,618	$—

Growth ETF Portfolio
Description:
Securities Loaned	$653,196	$—	$653,196	$—	$653,196	$—
Total	$653,196	$—	$653,196	$—	$653,196	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$1,216,869	$—	$1,216,869	$—	$1,216,869	$—
Total	$1,216,869	$—	$1,216,869	$—	$1,216,869	$—

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

The following table breaks out the holdings received as collateral as of June 30, 2018:

Securities Lending Transactions
Overnight and Continuous
Balanced ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$629,184

Conservative ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$105,618

Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$653,196

Moderate Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$1,216,869

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$6,540,202	$4,509,162
Balanced ETF Portfolio	8,398,892	5,987,788
Conservative ETF Portfolio	5,699,044	3,787,740
Growth ETF Portfolio	10,561,150	7,942,476
Moderate Growth ETF Portfolio	10,258,330	6,628,945

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Please see below for the advisory fees incurred by each Portfolio for the period ended June 30, 2018. The Advisor has engaged Milliman Financial Risk Management, LLC as the sub-advisor to the Portfolios. The sub-advisor is paid by the Advisor, not the Portfolios.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$6,150
Balanced ETF Portfolio	7,158
Conservative ETF Portfolio	4,749
Growth ETF Portfolio	10,048
Moderate Growth ETF Portfolio	11,128

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended June 30, 2018, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$14,389
Balanced ETF Portfolio	12,504
Conservative ETF Portfolio	3,600
Growth ETF Portfolio	20,648
Moderate Growth ETF Portfolio	19,944

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the period ended June 30, 2018, the Trustees received fees in the amount of $6,794 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	71%

Balanced ETF Portfolio

Pruco Life Insurance Company	53%
Members Life Insurance Company	28%

Conservative ETF Portfolio

Members Life Insurance Company	68%

Growth ETF Portfolio

Pruco Life Insurance Company	53%
Ohio National Life Insurance Company	25%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	59%

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of June 30, 2018 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total
		Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$12,521,169	$883,859	$(143,600)	$740,259
Balanced ETF Portfolio	$16,116,888	350,377	(280,962)	69,415
Conservative ETF Portfolio	$10,463,905	145,722	(130,728)	14,994
Growth ETF Portfolio	$21,181,213	1,147,628	(281,923)	865,705
Moderate Growth ETF Portfolio	$24,527,422	1,011,099	(365,830)	645,269

The tax character of Portfolio distributions paid for the year ended December 31, 2017 and December 31, 2016 were as follows:

For the year ended December 31, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$117,129	$83,652	$200,781
Balanced ETF Portfolio	151,981	96,752	248,733
Conservative ETF Portfolio	63,683	—	63,683
Growth ETF Portfolio	216,014	119,790	335,804
Moderate Growth ETF Portfolio	238,185	40,808	278,993

For the year ended December 31, 2016:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$66,569	$66,508	$133,077
Balanced ETF Portfolio	81,521	57,975	139,496
Conservative ETF Portfolio	36,417	—	36,417
Growth ETF Portfolio	132,774	228,055	360,829
Moderate Growth ETF Portfolio	77,934	71,839	149,773

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

As of December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$150,652	$548,915	$—	$—	$—	$1,336,895	$2,036,462
Balanced ETF Portfolio	217,966	307,732	—	—	—	691,943	1,217,641
Conservative ETF Portfolio	176,074	136,234	—	—	—	201,094	513,402
Growth ETF Portfolio	304,209	966,750	—	—	—	1,892,493	3,163,452
Moderate Growth ETF Portfolio	352,493	681,447	—	—	—	1,577,414	2,611,354

The difference between book basis and tax basis accumulated net realized gains and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of ordinary income distributions, resulted in reclassifications for the following Portfolios for the year ended December 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Aggressive Growth ETF Portfolio	$—	$(50)	$50
Moderate Growth ETF Portfolio	—	(114)	114

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-18	6-30-18	Period*	6-30-18	Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,009.40	$1.00	$1,023.80	$1.00
Balanced ETF Portfolio	0.20%	$1,000.00	$994.40	$0.99	$1,023.80	$1.00
Conservative ETF Portfolio	0.20%	$1,000.00	$1,000.80	$0.99	$1,023.80	$1.00
Growth ETF Portfolio	0.20%	$1,000.00	$1,004.60	$0.99	$1,023.80	$1.00
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,001.60	$0.99	$1,023.80	$1.00

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2018

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 2	Ratio	1-1-18	6-30-18	Period*	6-30-18	Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,008.10	$2.24	$1,022.56	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$993.40	$2.22	$1,022.56	$2.26
Conservative ETF Portfolio	0.45%	$1,000.00	$999.20	$2.23	$1,022.56	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,003.30	$2.24	$1,022.56	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,000.00	$2.23	$1,022.56	$2.26

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-18	6-30-18	Period*	6-30-18	Period*
Aggressive Growth ETF Portfolio	0.70%	$1,000.00	$1,006.90	$3.48	$1,021.32	$3.51
Balanced ETF Portfolio	0.70%	$1,000.00	$993.10	$3.46	$1,021.32	$3.51
Conservative ETF Portfolio	0.70%	$1,000.00	$999.20	$3.47	$1,021.32	$3.51
Growth ETF Portfolio	0.70%	$1,000.00	$1,003.30	$3.48	$1,021.32	$3.51
Moderate Growth ETF Portfolio	0.70%	$1,000.00	$1,000.00	$3.47	$1,021.32	$3.51

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/4/18